Right of use assets - (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate used for computation of right-of-use assets	9.50%
Lease commitments	₨ 0	₨ 0
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreements escalation rate	0.00%
Lease agreements escalation intervals period	11 months
Bottom of range [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	30 years
Bottom of range [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year 6 months
Bottom of range [member] | P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	2 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreements escalation rate	20.00%
Lease agreements escalation intervals period	6 years
Top of range [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	90 years
Top of range [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	50 years 9 months 18 days
Top of range [member] | P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years